Note 4 - Real Estate Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
2019

Real estate assets held for sale
Real estate assets held for sale - current	$10,741
Real estate assets held for sale - non-current	247,376
Total real estate assets held for sale	$258,117

Liabilities related to real estate assets held for sale
Liabilities related to real estate assets held for sale - current	$(36,191)
Liabilities related to real estate assets held for sale - non-current	(127,703)
Total liabilities related to real estate assets held for sale	$(163,894)

Total net real estate assets held for sale	$94,223